                     SUPPLEMENT DATED SEPTEMBER 9, 2008 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On August 22, 2008, the Board of Trustees (the "Board") of the Old Mutual Insurance Series Fund (the "Trust") voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio (collectively, the "Old Mutual Portfolios"). The Board concluded that each of the Old Mutual Portfolios should be liquidated primarily due to small asset size, high operating costs and lack of economies of scale.

In accordance with the Board's decision to terminate operations, commencing as of the close of trading on the New York Stock Exchange ("NYSE") on September 12, 2008, the Old Mutual Portfolios will no longer accept any purchase orders or transfer requests in anticipation of a final liquidation of the Old Mutual Portfolios effective at the close of trading on the NYSE on December 12, 2008. Assets held by the Separate Account which are invested in the Old Mutual Portfolios will be transferred at the close of trading on the NYSE on December 12, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Old Mutual Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Old Mutual Portfolios during the period from September 9, 2008 to December 12, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

14194 SUPPI 09/09/08

                                                                                               Adviser (and Sub-Adviser(s),
                                 Portfolio                           Investment Objective             as applicable)
                                 -----------------------------------------------------------------------------------------------
THE ALGER                        Alger American LargeCap             Seeks long-term        Fred Alger Management, Inc.
AMERICAN FUND                    Growth Portfolio -- Class O         capital appreciation.
                                 shares
                                 -----------------------------------------------------------------------------------------------
                                 Alger American SmallCap Growth      Seeks long-term        Fred Alger Management, Inc.
                                 Portfolio (formerly, Alger          capital appreciation.
                                 American Small Capitalization
                                 Portfolio) -- Class O shares
                                 -----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN                AllianceBernstein Growth and        Long-term growth of    AllianceBernstein, L.P.
VARIABLE PRODUCTS                Income Portfolio -- Class B         capital.
SERIES FUND, INC.
                                 -----------------------------------------------------------------------------------------------
FEDERATED                        Federated American                  Seeks long-term        Federated Equity Management
INSURANCE SERIES                 Leaders Fund II -- Primary          growth of capital.     Company of Pennsylvania
                                 shares                              Providing income is a
                                                                     secondary objective.
                                 -----------------------------------------------------------------------------------------------
                                 Federated Capital Income Fund II    Seeks high current     Federated Equity
                                                                     income and moderate    Management Company of
                                                                     capital appreciation.  Pennsylvania (subadvised by
                                                                                            Federated Investment Management
                                                                                            Company)
                                 -----------------------------------------------------------------------------------------------
                                 -----------------------------------------------------------------------------------------------
                                 Federated High Income               Seeks high current     Federated Investment Management
                                 Bond Fund II -- Primary shares      income by investing    Company
                                                                     in lower-rated
                                                                     corporate debt
                                                                     obligations, commonly
                                                                     referred to as "junk
                                                                     bonds."
                                 -----------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP Asset Manager/SM/ Portfolio --  Seeks to obtain high   Fidelity Management & Research
INSURANCE PRODUCTS               Initial Class                       total return with      Company (FMR) (subadvised by
FUND                                                                 reduced risk over the  Fidelity Investments Money
                                                                     long term by           Management, Inc. (FIMM), FMR
                                                                     allocating its assets  Co., Inc. (FMRC), Fidelity Research
                                                                     among stocks, bonds,   & Analysis Company (FRAC),
                                                                     and short-term         Fidelity Management & Research
                                                                     instruments.           (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                            International Investment Advisors
                                                                                            (FIIA), Fidelity International
                                                                                            Investment Advisors (U.K.) Limited
                                                                                            (FIIA(U.K.)L), and Fidelity
                                                                                            Investments Japan Limited (FIJ))
                                 -----------------------------------------------------------------------------------------------
                                 VIP Contrafund(R) Portfolio --      Seeks long-term        FMR (subadvised by FMRC, FRAC,
                                 Initial Class                       capital appreciation.  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                                 -----------------------------------------------------------------------------------------------
                                 VIP Equity-Income Portfolio --      Seeks reasonable       FMR (subadvised by FMRC, FRAC,
                                 Initial Class                       income. The fund will  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     consider the           FIJ)
                                                                     potential for capital
                                                                     appreciation. The
                                                                     fund's goal is to
                                                                     achieve a yield which
                                                                     exceeds the composite
                                                                     yield on the
                                                                     securities comprising
                                                                     the Standard & Poor's
                                                                     500/SM/ Index (S&P
                                                                     500(R)).
                                 -----------------------------------------------------------------------------------------------
                                 VIP Growth Portfolio -- Initial     Seeks to achieve       FMR (subadvised by FMRC, FRAC,
                                 Class                               capital appreciation.  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                                 -----------------------------------------------------------------------------------------------
                                 VIP Growth & Income                 Seeks high total       FMR (subadvised by FMRC, FRAC,
                                 Portfolio -- Initial Class          return through a       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                     combination of         FIJ)
                                                                     current income and
                                                                     capital appreciation.
                                 -----------------------------------------------------------------------------------------------
                                 VIP Growth Opportunities            Seeks to provide       FMR (subadvised by FMRC, FRAC,
                                 Portfolio -- Initial Class          capital growth.        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                                 -----------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                               Portfolio                            Investment Objective             as applicable)
                               -----------------------------------------------------------------------------------------------
                               VIP Mid Cap Portfolio --           Seeks long-term growth    FMR (subadvised by FMRC, FRAC,
                               Service Class 2                    of capital.               FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                               -----------------------------------------------------------------------------------------------
                               VIP Overseas Portfolio -- Initial  Seeks long-term growth    FMR (subadvised by FMRC, FMR
                               Class                              of capital.               (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                            and FIJ)
                               -----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON             Templeton Foreign Securities       Seeks long-term capital   Templeton Investment Counsel, LLC
VARIABLE INSURANCE             Fund -- Class 1 Shares             growth. The fund
PRODUCTS TRUST                                                    normally invests at
                                                                  least 80% of its net
                                                                  assets in investments of
                                                                  issuers located outside
                                                                  the U.S., including
                                                                  those in emerging
                                                                  markets, and normally
                                                                  invests predominantly in
                                                                  equity securities.
                               -----------------------------------------------------------------------------------------------
                               Templeton Global Income            Seeks high current        Franklin Advisers, Inc.
                               Securities Fund -- Class 1 Shares  income, consistent with preservation of capital,
                                                                  with capital
                                                                  appreciation as a
                                                                  secondary consideration.
                                                                  The fund normally
                                                                  invests mainly in debt
                                                                  securities of
                                                                  governments and their
                                                                  political subdivisions
                                                                  and agencies,
                                                                  supranational
                                                                  organizations and
                                                                  companies located
                                                                  anywhere in the world,
                                                                  including emerging
                                                                  markets.
                               -----------------------------------------------------------------------------------------------
GE INVESTMENTS                 Income Fund -- Class 1 Shares      Seeks maximum income      GE Asset Management Incorporated
FUNDS, INC.                                                       consistent with prudent
                                                                  investment management
                                                                  and the preservation of
                                                                  capital.
                               -----------------------------------------------------------------------------------------------
                               International Equity Fund --       Seeks long-term growth    GE Asset Management Incorporated
                               Class 1 Shares                     of capital.
                               -----------------------------------------------------------------------------------------------
                               Mid-Cap Equity Fund -- Class 1     Seeks long-term growth    GE Asset Management Incorporated
                               Shares                             of capital and future
                                                                  income.
                               -----------------------------------------------------------------------------------------------
                               Money Market Fund/1/               Seeks a high level of     GE Asset Management Incorporated
                                                                  current income
                                                                  consistent with the
                                                                  preservation of capital
                                                                  and the maintenance of
                                                                  liquidity.
                               -----------------------------------------------------------------------------------------------
                               Premier Growth Equity Fund --      Seeks long-term growth    GE Asset Management Incorporated
                               Class 1 Shares                     of capital and future
                                                                  income rather than
                                                                  current income.
                               -----------------------------------------------------------------------------------------------
                               Real Estate Securities Fund --     Seeks maximum total       GE Asset Management Incorporated
                               Class 1 Shares                     return through current    (subadvised by Urdang Securities
                                                                  income and capital        Management, Inc.)
                                                                  appreciation.
                               -----------------------------------------------------------------------------------------------
                               S&P 500(R) Index Fund/2/           Seeks growth of capital   GE Asset Management Incorporated
                                                                  and accumulation of       (subadvised
                                                                  income that corresponds   by SSgA Funds Management, Inc.)
                                                                  to the investment return
                                                                  of S&P's 500 Composite
                                                                  Stock Index.
                               -----------------------------------------------------------------------------------------------
                               Small-Cap Equity Fund -- Class 1   Seeks long-term growth    GE Asset Management Incorporated
                               Shares                             of capital.               (subadvised by Palisade Capital
                                                                                            Management, L.L.C.)
                               -----------------------------------------------------------------------------------------------
                               Total Return Fund -- Class 1       Seeks the highest total   GE Asset Management Incorporated
                               Shares                             return, composed of
                                                                  current income and
                                                                  capital appreciation, as
                                                                  is consistent with
                                                                  prudent investment risk.
                               -----------------------------------------------------------------------------------------------
                               U.S. Equity Fund -- Class 1        Seeks long-term growth    GE Asset Management
                               Shares                             of capital.               Incorporated
                               -----------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                               Adviser (and Sub-Adviser(s),
                       Portfolio                                 Investment Objective                 as applicable)
                       --------------------------------------------------------------------------------------------------------
GOLDMAN SACHS          Goldman Sachs Growth and             Seeks long-term growth of        Goldman Sachs Asset Management,
VARIABLE INSURANCE     Income Fund                          capital and growth of income.    L.P.
TRUST
                       --------------------------------------------------------------------------------------------------------
                       Goldman Sachs Mid Cap Value          Seeks long-term capital          Goldman Sachs Asset Management,
                       Fund                                 appreciation.                    L.P.
                       --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Institutional  Seeks long-term capital growth,  Janus Capital Management LLC
                       Shares                               consistent with preservation of
                                                            capital and balanced by current
                                                            income.
                       --------------------------------------------------------------------------------------------------------
                       Flexible Bond Portfolio --           Seeks to obtain maximum total    Janus Capital Management LLC
                       Institutional Shares                 return, consistent with
                                                            preservation of capital.
                       --------------------------------------------------------------------------------------------------------
                       Forty Portfolio -- Institutional     A non-diversified portfolio/1/   Janus Capital Management LLC
                       Shares                               that seeks long-term growth of
                                                            capital.
                       --------------------------------------------------------------------------------------------------------
                       Global Life Sciences Portfolio       Seeks long-term growth of        Janus Capital Management LLC
                       -- Service Shares                    capital.

                       --------------------------------------------------------------------------------------------------------
                       Global Technology Portfolio --       Seeks long-term growth of        Janus Capital Management LLC
                       Service Shares                       capital.
                       --------------------------------------------------------------------------------------------------------
                       International Growth Portfolio --    Seeks long-term growth of        Janus Capital Management LLC
                       Institutional Shares                 capital.
                       --------------------------------------------------------------------------------------------------------
                       Large Cap Growth Portfolio --        Seeks long-term growth of        Janus Capital Management LLC
                       Institutional Shares                 capital in a manner consistent
                                                            with the preservation of
                                                            capital.
                       --------------------------------------------------------------------------------------------------------
                       Mid Cap Growth Portfolio --          Seeks long-term growth of        Janus Capital Management LLC
                       Institutional shares                 capital.
                       --------------------------------------------------------------------------------------------------------
                       Worldwide Growth Portfolio --        Seeks long-term growth of        Janus Capital Management LLC
                       Institutional Shares                 capital in a manner consistent
                                                            with the preservation of
                                                            capital.
                       --------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable         Seeks total return (a            Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Capital and Income Portfolio --      combination of income and        LLC (subadvised by ClearBridge
                       Class I                              long-term capital                Advisors, LLC, Western Asset
                                                            appreciation). This objective    Management Company Limited and
                                                            may be changed without           Western Asset Management
                                                            shareholder approval.            Company)
                       --------------------------------------------------------------------------------------------------------
                       Legg Mason Partners Variable         Seeks long-term growth of        Legg Mason Partners Fund Advisor,
                       Investors Portfolio -- Class I       capital with current income as   LLC (subadvised by ClearBridge
                                                            a secondary objective. This      Advisors, LLC)
                                                            objective may be changed
                                                            without shareholder approval.
                       --------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable         Seeks to maximize total return,  Legg Mason Partners Fund Advisor,
VARIABLE INCOME TRUST  Strategic Bond Portfolio --          consistent with the              LLC (subadvised by Western Asset
                       Class I                              preservation of capital.         Management Company and Western
                                                                                             Asset Management Company
                                                                                             Limited)
                       --------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                 Adviser (and Sub-Adviser(s),
                      Portfolio                                Investment Objective                    as applicable)
                      ----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) New Discovery Series -- The fund's investment objective is to     Massachusetts Financial Services
INSURANCE TRUST       Service Class Shares           seek capital appreciation. The fund's     Company
                                                     objective may be changed without
                                                     shareholder approval.
                      ----------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced           Seeks a high total investment return,     OppenheimerFunds, Inc.
ACCOUNT FUNDS         Fund/VA                        which includes current income and
                                                     capital appreciation in the value of its
                                                     shares.
                      ----------------------------------------------------------------------------------------------------------
                      Oppenheimer Capital            Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                      Appreciation Fund/VA           in securities of well-known,
                                                     established companies.
                      ----------------------------------------------------------------------------------------------------------
                      Oppenheimer Core Bond          Seeks a high level of current income.     OppenheimerFunds, Inc.
                      Fund/VA                        As a secondary objective, this port-
                                                     folio seeks capital appreciation when
                                                     consistent with its primary objective.
                      ----------------------------------------------------------------------------------------------------------
                      Oppenheimer High Income        Seeks a high level of current income      OppenheimerFunds, Inc.
                      Fund/VA                        from investment in high-yield fixed
                                                     income securities.
                      ----------------------------------------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/VA     Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                                                     in "growth type" companies.
                      ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE        Total Return Portfolio --      Seeks maximum total return consistent     Pacific Investment Management
INSURANCE TRUST       Administrative Class Shares    with preservation of real capital and     Company LLC
                                                     prudent investment management.
                      ----------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.